Fair Value Measurements - Financial instruments measured at fair value on recurring basis by level within the fair value hierarchy (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Assets:
Available-for-sale debt investments	¥ 2,014,537	$ 289,370	¥ 1,961,474
Financial assets — contingent returnable consideration (Note 4)	98,473	$ 14,145	18,211
Carrying Value
Assets:
Term deposits and short term investments	1,271,889		912,594
Restricted cash	82,934		269,648
Available-for-sale debt investments	2,014,537		1,961,474
Financial assets — contingent returnable consideration (Note 4)	98,473		18,211
Liability:
Forward contract in relation to future disposal of investments in Particle	15,988
Fair Value Recurring Basis | Level 1 | Fair Value
Assets:
Term deposits and short term investments	488,488		93,398
Restricted cash	82,934		269,648
Fair Value Recurring Basis | Level 2 | Fair Value
Assets:
Term deposits and short term investments	783,401		819,196
Fair Value Recurring Basis | Level 3 | Fair Value
Assets:
Available-for-sale debt investments	2,014,537		1,961,474
Financial assets — contingent returnable consideration (Note 4)	98,473		¥ 18,211
Liability:
Forward contract in relation to future disposal of investments in Particle	¥ 15,988